Annual Total Returns- Vanguard Large-Cap Index Fund (Admiral) [BarChart] - Admiral - Vanguard Large-Cap Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.60%	16.06%	32.66%	13.38%	1.07%	11.65%	22.03%	(4.47%)	31.39%	21.03%